Apr. 28, 2017

BLACKROCK FUNDS III

BlackRock S&P 500 Index Fund

(the “Fund”)

Supplement dated May 4, 2017

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (“SAI”), each dated April 28, 2017

This Supplement was previously filed on April 5, 2017.

Effective June 19, 2017, the Fund will change its name to iShares S&P 500 Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.